RISK MANAGEMENT - Liquidity Risk - Liquid assets and LRI (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	[3]	Dec. 31, 2015 COP ($)	[3]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash and cash equivalents			$ 8,739.5		$ 28,401,283	$ 6,873.4		$ 22,336,838	[2],[3]	$ 22,193,004		$ 22,284,977
Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash and cash equivalents					10,936,886			9,883,150
Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash and cash equivalents					5,913,723			5,685,570
Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash and cash equivalents					3,622,232			2,905,827
Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash and cash equivalents					2,035,362			1,776,252
Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash and cash equivalents					$ 1,131,464			$ 1,603,609
Later than one day and not later than seven days | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	$ 10,370,295	$ 9,446,780
Later than one day and not later than seven days | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	5,244,524	5,470,184
Later than one day and not later than seven days | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	3,305,221	2,629,285
Later than one day and not later than seven days | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	1,724,944	1,701,634
Later than one day and not later than seven days | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	585,045	1,059,878
Later than one day and not later than thirty days | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	8,892,523	7,161,523
Later than one day and not later than thirty days | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	4,185,759	4,552,769
Later than one day and not later than thirty days | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	2,505,573	1,726,392
Later than one day and not later than thirty days | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	1,304,447	1,506,404
Later than one day and not later than thirty days | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	386,081	649,166
Later than Thirty one days and not later than Ninty days | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	321,897	1,082,066
Later than Thirty one days and not later than Ninty days | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	1,631,575	1,346,442
Later than Thirty one days and not later than Ninty days | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	164,075	(256,330)
Later than Thirty one days and not later than Ninty days | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	(37,659)	478,347
Later than Thirty one days and not later than Ninty days | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	$ (159,983)	$ 361,394

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.
[3]	See note 2.5 “Changes in accounting policies”.